Information Concerning the Group's Consolidated Operations - Details of Financial Income and Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income expense [abstract]
Interest income	$ 1,949	$ 6,985	$ 6,787
Foreign exchange gain	3,155	4,481	13,597
Other financial revenues	364	505	188
Total financial revenues	5,468	11,971	20,572
Interest expenses	(43)	(3)	(39)
Interest expenses for leases	(3,557)	(2,603)	(7)
Foreign exchange loss	(13,885)	(671)	(3,090)
Other financial expenses	(29)	(354)	(677)
Total financial expenses	(17,514)	(3,631)	(3,813)
Total	$ (12,046)	$ 8,340	$ 16,758